Acquisition of North South	9 Months Ended
Sep. 30, 2013
Business Combinations [Abstract]
Acquisition of North South

 As disclosed in Note 1, on September 10, 2013, the Company completed its acquisition of North South.  The Company acquired North South to expand its patent portfolio and continue its business plan of the monetization of its intellectual property.  The Company accounted for its acquisition of North South using the acquisition method of accounting. Accordingly, the results of operations for the three and nine months ended September 30, 2013, include operations of the acquired business since September 10, 2013.

 The fair value of the purchase consideration issued to the sellers of North South was allocated to fair value of the net tangible assets acquired, with the resulting excess allocated to separately identifiable intangibles, and the remainder recorded as goodwill.  Goodwill recognized from the transactions mainly represented the expected operational synergies upon acquisition of the subsidiary and intangibles not qualifying for separate recognition. Goodwill is nondeductible for income tax purposes in the tax jurisdiction of the acquired business.

 The purchase price was allocated as follows:

Purchase Consideration:
Value of common stock and convertible preferred stock issued to sellers	$5,510,749

Tangible assets acquired:
Cash	2,684,363
Prepaid expenses	14,503
Net tangible assets acquired	2,698,866

Purchase consideration in excess of fair value of net tangible assets	2,811,883

Allocated to:
Patent portfolios	1,100,000
Goodwill	1,711,883
$-

 The purchase price allocation was based, in part, on management’s knowledge of North South’s business and the results of a third party appraisal commissioned by management.

	For the nine months ended September 30, 2013	For the nine months ended September 30, 2012	For the three months ended September 30, 2013	For the three months ended September 30, 2012

Revenues	$101,811	$16,710	$95,837	$16,710
Net loss	$(14,214,571)	$(1,720,160)	$(9,421,574)	$(606,755)
Loss per share- basic and diluted	$(6.84)	$(1.23)	$(4.08)	$(0.43)

 The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisition been completed as of January 1, 2012 or to project potential operating results as of any future date or for any future periods.

 On August 6, 2013, the Company sold a promissory note in the principal amount of $500,000 to North South Holdings, Inc. pursuant to the terms of a Note Purchase Agreement with gross proceeds to the Company of $500,000.  The Note accrues interest at the rate of 0.25% per annum and is due and payable twenty-four months from the date of issuance, subject to acceleration in the event of default and may be prepaid in whole or in part without penalty or premium.  The note has been eliminated in consolidation.